PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSE AND OTHER CURRENT ASSETS
PREPAID EXPENSE AND OTHER CURRENT ASSETS

5. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	December 31,
	2018	2019
Spare parts	$5,011,781	$2,912,745
Prepaid value added tax (“VAT”)	4,768,552	11,525,475
Prepaid insurance fee	153,751	260,395
Others	401,417	645,056
Total	$10,335,501	$15,343,671